OTHER EXPENSES, NET - Schedule of Other Expenses, net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Other expenses	€ 25,067	€ 14,288	€ 18,257
Other income	(6,592)	(9,297)	(15,062)
Other expenses, net	€ 18,475	€ 4,991	€ 3,195